Segment Reporting, Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting, Geographical Information [Abstract]
SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

6.   SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss and which includes Sight Science. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
Vycor Medical	$146,358	$138,239	$277,024	$460,021
NovaVision	88,596	127,147	189,604	237,966
Total Revenue	$234,954	$265,386	$466,628	$697,987
Gross Profit:
Vycor Medical	$135,152	$118,206	$251,431	$378,795
NovaVision	71,908	106,932	157,285	199,523
Total Gross Profit	$207,060	$225,138	$408,716	$578,318

	June 30, 2013	December 31, 2012
Total Assets:
Vycor Medical	$859,185	$1,055,026
NovaVision	1,340,896	1,506,134
Total Assets	$2,200,081	$2,561,160

(b) Geographic information

The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
United States	$180,792	$205,602	$360,307	$567,850
Europe	54,162	59,784	106,321	130,137
Total Revenue	$234,954	$265,386	$466,628	$697,987
Gross Profit:
United States	$161,140	$172,994	$317,328	$463,764
Europe	45,920	52,144	91,388	114,554
Total Gross Profit	$207,060	$225,138	$408,716	$578,318

	June 30, 2013	December 31, 2012
Total Assets:
United States	$1,650,219	$1,935,638
Europe	549,862	625,523
Total Assets	$2,200,081	$2,561,160

6. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2012	2011
Revenue:
Vycor Medical	$770,676	$548,463
NovaVision	434,587	422,904
Total Revenue	$1,205,263	$971,367
Gross Profit:
Vycor Medical	668,729	439,422
NovaVision	357,004	355,687
Total Gross Profit	$1,025,733	$795,109

	December 31,
	2012	2011
Total Assets:
Vycor Medical	1,055,026	2,068,084
NovaVision	1,506,134	1,503,556
Total Assets	2,561,160	$3,571,640

(b) Geographic information. The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2012	2011
Revenue:
United States	$952,256	$740,967
Europe	253,007	230,400
Total Revenue	$1,205,263	$971,367
Gross Profit:
United States	$810,809	$607,702
Europe	214,924	194,651
Total Gross Profit	$1,025,733	$802,353
Total Assets:
United States	$2,475,933	$3,470,993
Germany	85,227	100,647
Total Assets	2,561,160	$3,571,640